Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 84,725	$ 104,041	$ 96,173
Fair value, financial liabilities	(112,648)	(136,009)	(132,686)
Swaps hedging bonds | Not later than one year | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets			42
Fair value, financial liabilities	(75)	(260)	(316)
Total fair value	(75)	(260)	(274)
Notional value, Assets	250	1,000	566
Notional value, Liabilities	1,837	2,858	3,737
Total notional value	2,087	3,858	4,303
Swaps hedging bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	91	2
Fair value, financial liabilities	(193)	(2)
Total fair value	(102)
Notional value, Assets	2,114	250
Notional value, Liabilities	1,574	750
Total notional value	3,688	1,000
Swaps hedging bonds | Due after 12 months | Fair value hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	45		415
Fair value, financial liabilities	(570)	(1,015)	(102)
Total fair value	(525)	(1,015)	313
Notional value, Assets	403		9,659
Notional value, Liabilities	5,681	8,171	2,371
Total notional value	6,084	8,171	12,030
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	628	813	372
Fair value, financial liabilities	(1,628)	(2,731)	(1,396)
Total fair value	(1,000)	(1,918)	(1,024)
Notional value, Assets	14,830	11,782	7,149
Notional value, Liabilities	11,016	17,511	23,144
Total notional value	25,846	29,293	30,293
Swaps hedging bonds | Year 2 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	1,630	2,087	3,858
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,509	3,659	1,000
Swaps hedging bonds | Year 3 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	202	1,630	2,087
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,153	4,459	3,659
Swaps hedging bonds | Year 4 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	820	202	1,630
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	2,135	4,069	4,459
Swaps hedging bonds | Year 5 | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000	820	202
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,686	2,071	4,068
Swaps hedging bonds | More than 5 years | Fair value hedge
Financial structure, financial costs and financial instruments
Total notional value	2,432	3,432	4,253
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	10,363	15,035	17,107
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	2	4
Fair value, financial liabilities	(14)	(19)	(8)
Total fair value	(12)	(15)	(8)
Notional value, Assets	83	70	36
Notional value, Liabilities	234	187	283
Total notional value	317	257	319
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	8	3
Fair value, financial liabilities	(2)	(19)	(14)
Total fair value	6	(16)	(14)
Notional value, Assets	311	91
Notional value, Liabilities	240	433	366
Total notional value	551	524	366
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	285	524	171
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value	266		195
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	149	154	13
Fair value, financial liabilities	(94)	(94)	(19)
Total fair value	55	60	(6)
Notional value, Assets	38,415	14,955	20,876
Notional value, Liabilities	37,170	13,236	6,470
Total notional value	75,585	28,191	27,346
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	393	447	78
Fair value, financial liabilities	(208)	(226)	(41)
Total fair value	185	221	37
Notional value, Assets	7,690	7,470	5,170
Notional value, Liabilities	7,407	4,128	2,561
Total notional value	15,097	11,598	7,731
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	8,692	5,233	1,708
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	1,580	3,716	2,856
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	1,500	1,174	2,111
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	1,908	1,022	751
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	1,417	453	305
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	66	55	65
Fair value, financial liabilities	(84)	(110)	(37)
Total fair value	(18)	(55)	28
Notional value, Assets	10,325	7,076	9,769
Notional value, Liabilities	8,513	15,964	5,065
Total notional value	18,838	23,040	14,834
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	21	44	17
Fair value, financial liabilities	(32)	(57)
Total fair value	(11)	(13)	17
Notional value, Assets	1,071	1,289	367
Notional value, Liabilities	773	839	(16)
Total notional value	1,844	2,128	351
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	1,840	391	265
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	(2)	$ 1,737	$ 86
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value	$ 6